John Hancock
Emerging Markets Equity Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 91.8%		$1,383,546,018
(Cost $1,214,965,445)
Brazil 6.0%		90,839,836
Banco BTG Pactual SA	2,287,800	16,633,004
Localiza Rent a Car SA	1,252,238	13,678,976
Suzano SA	2,585,600	26,939,422
WEG SA	1,917,500	12,516,541
XP, Inc., Class A	857,278	21,071,893
China 16.8%		252,670,104
Alibaba Group Holding, Ltd.	3,364,620	30,177,204
Baidu, Inc., Class A (A)	1,569,850	20,325,188
Centre Testing International Group Company, Ltd., Class A	5,515,708	9,030,221
Kingdee International Software Group Company, Ltd. (A)	14,857,000	14,361,726
Kweichow Moutai Company, Ltd., Class A	68,076	15,237,347
Lenovo Group, Ltd.	25,782,000	26,995,590
Meituan, Class B (A)(B)	3,096,590	24,906,579
NARI Technology Company, Ltd., Class A	7,461,780	21,825,292
Shenzhou International Group Holdings, Ltd.	1,219,700	10,861,925
Tencent Holdings, Ltd.	1,378,000	47,832,200
Trip.com Group, Ltd. (A)	344,750	12,548,704
Trip.com Group, Ltd., ADR (A)	256,244	9,368,281
WuXi Biologics Cayman, Inc. (A)(B)	3,496,000	9,199,847
Greece 2.0%		30,282,012
National Bank of Greece SA (A)	3,982,875	30,282,012
Hong Kong 4.7%		70,700,403
AIA Group, Ltd.	4,211,800	33,030,704
China Resources Beer Holdings Company, Ltd.	3,800,000	13,742,099
Hong Kong Exchanges & Clearing, Ltd.	789,200	23,927,600
India 20.4%		307,958,742
Coforge, Ltd.	108,449	8,152,505
Godrej Consumer Products, Ltd.	792,482	11,092,048
HDFC Bank, Ltd.	2,386,912	41,978,789
Hindustan Unilever, Ltd.	504,166	15,035,618
ICICI Bank, Ltd.	1,910,747	23,585,466
Infosys, Ltd.	796,715	15,843,763
Kotak Mahindra Bank, Ltd.	873,362	19,208,618
KPIT Technologies, Ltd.	625,385	11,666,341
Mahindra & Mahindra, Ltd.	947,971	18,910,393
MakeMyTrip, Ltd. (A)	372,349	20,624,411
PB Fintech, Ltd. (A)	2,723,330	32,900,239
Reliance Industries, Ltd.	1,039,150	35,660,918
Tata Consumer Products, Ltd.	1,145,365	15,437,981
UltraTech Cement, Ltd.	216,270	26,385,633
United Spirits, Ltd.	877,907	11,476,019
Indonesia 5.3%		79,469,229
Bank Mandiri Persero Tbk PT	58,751,800	24,735,434
Bank Negara Indonesia Persero Tbk PT	66,673,100	24,256,701
Sumber Alfaria Trijaya Tbk PT	90,438,200	15,178,636
Telkom Indonesia Persero Tbk PT	60,992,100	15,298,458
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico 5.7%		$85,899,822
Fomento Economico Mexicano SAB de CV	1,483,000	20,082,085
Grupo Financiero Banorte SAB de CV, Series O	3,560,000	36,198,797
Wal-Mart de Mexico SAB de CV	7,171,000	29,618,940
Netherlands 1.2%		18,215,692
Prosus NV (A)	615,877	18,215,692
Peru 1.7%		24,976,465
Credicorp, Ltd.	168,271	24,976,465
Poland 0.9%		12,926,707
Dino Polska SA (A)(B)	119,772	12,926,707
Russia 0.0%		195,439
Sberbank of Russia PJSC, ADR (A)(C)	558,398	195,439
Saudi Arabia 1.3%		20,163,849
Saudi Tadawul Group Holding Company	366,154	20,163,849
South Korea 5.0%		75,910,710
Koh Young Technology, Inc. (A)	652,500	8,513,296
LG Chem, Ltd. (A)	67,149	21,775,422
SK Hynix, Inc.	455,579	45,621,992
Taiwan 14.5%		218,293,408
ASE Technology Holding Company, Ltd.	6,702,000	28,977,943
eMemory Technology, Inc.	506,000	45,129,893
MediaTek, Inc.	1,383,000	42,676,096
Taiwan Semiconductor Manufacturing Company, Ltd.	4,309,000	86,259,716
Yageo Corp.	867,000	15,249,760
United Arab Emirates 0.8%		11,931,374
Americana Restaurants International PLC	14,033,670	11,931,374
United Kingdom 2.5%		37,562,443
Anglo American PLC	1,575,761	37,562,443
Uruguay 3.0%		45,549,783
Globant SA (A)	87,664	20,672,048

MercadoLibre, Inc. (A)	14,533	24,877,735
Preferred securities 7.0%		$106,247,892
(Cost $69,451,843)
Brazil 1.9%		29,431,470
Itau Unibanco Holding SA	4,448,300	29,431,470
South Korea 5.1%		76,816,422

Samsung Electronics Company, Ltd.	1,755,569	76,816,422
Rights 0.0%		$8,162
(Cost $0)
Localiza Rent a Car SA (Expiration Date: 2-6-24; Strike Price: BRL 45.35) (A)	4,493	8,162

	Yield (%)	Shares	Value
Short-term investments 1.3%			$19,191,279
(Cost $19,191,279)
Short-term funds 1.3%			19,191,279
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	5.1700(D)	19,191,279	19,191,279

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

Total investments (Cost $1,303,608,567) 100.1%	$1,508,993,351
Other assets and liabilities, net (0.1%)	(997,230)
Total net assets 100.0%	$1,507,996,121

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 1-31-24.
The fund had the following sector composition as a percentage of net assets on 1-31-24:
Information technology	29.7%
Financials	26.8%
Consumer discretionary	12.0%
Consumer staples	10.6%
Materials	7.4%
Communication services	5.6%
Industrials	3.7%
Energy	2.4%
Health care	0.6%
Short-term investments and other	1.2%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$90,839,836	$90,839,836	—	—
China	252,670,104	9,368,281	$243,301,823	—
Greece	30,282,012	—	30,282,012	—
Hong Kong	70,700,403	—	70,700,403	—
India	307,958,742	20,624,411	287,334,331	—
Indonesia	79,469,229	—	79,469,229	—
Mexico	85,899,822	85,899,822	—	—
Netherlands	18,215,692	—	18,215,692	—
Peru	24,976,465	24,976,465	—	—
Poland	12,926,707	—	12,926,707	—
Russia	195,439	—	—	$195,439
Saudi Arabia	20,163,849	—	20,163,849	—
South Korea	75,910,710	—	75,910,710	—
Taiwan	218,293,408	—	218,293,408	—
United Arab Emirates	11,931,374	—	11,931,374	—
United Kingdom	37,562,443	—	37,562,443	—
Uruguay	45,549,783	45,549,783	—	—
|	5

	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities
Brazil	$29,431,470	$29,431,470	—	—
South Korea	76,816,422	—	$76,816,422	—
Rights	8,162	8,162	—	—
Short-term investments	19,191,279	19,191,279	—	—
Total investments in securities	$1,508,993,351	$325,889,509	$1,182,908,403	$195,439
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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